Other current liabilities	6 Months Ended
Jun. 30, 2024
Other Current Liabilities [Abstract]
Other current liabilities	Other current liabilities
The composition of other current liabilities as of 30 June 2024 and 31 December 2023 is as follows:

	30 June 2024	31 December 2023
Unpaid salary and salary related expenses	24,199	31,340
Accrued interest	3,040	3,333
Accrued vacation leave	5,717	6,075
Employee incentive plan	—	659
Accrued expenses	29,507	21,313
	62,463	62,720